Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	MFS INSTITUTIONAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000867969
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2012
MFS Institutional International Equity Fund (Prospectus Summary) | MFS Institutional International Equity Fund | MFS Institutional International Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIEIX
MFS Institutional Large Cap Value Fund (Prospectus Summary) | MFS Institutional Large Cap Value Fund | MFS Institutional Large Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ILVAX